Dividends (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2014	Sep. 30, 2019 $ / shares	Jun. 30, 2019	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Dividends
Quarterly cash dividend distribution percentage	25.00%
Cash dividend declared				¥ 4,280,465		¥ 8,840,634	¥ 1,440,194
Less than
Dividends
Quarterly cash dividend distribution percentage			30.00%
Equal to or more than
Dividends
Quarterly cash dividend distribution percentage			20.00%
With respect to fiscal year 2019
Dividends
Cash dividend declared						¥ 9,353,600
With respect to fiscal year 2020
Dividends
Cash dividend declared				¥ 3,614,800	$ 554.0
American Depositary Shares
Dividends
Additional special dividend approved (in dollars per share) | $ / shares		$ 0.69